Financial assets, liabilities and financial results (telecom activities) - Financial assets of telecom activities - IFRS 9 not applied - Tabular disclosure (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	€ 3,290	€ 4,803	€ 6,001
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	363
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			4,696
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets			277
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	3,291	4,803	6,001
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	2,266	3,206
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	432	431
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	203	141	133
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	27	642	123
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		382
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			772
Investments securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 203	€ 141	€ 133	€ 805